Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Ownership Interest in Equity Accounted Investments
Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in equity accounted investments results are listed in the table below. For a list of the Group’s associates and joint ventures, refer to Exhibit 8.1 - List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2022%	2021%
Cerrejón 1	Anguilla/Colombia/Ireland	Associate	Coal mining in Colombia	31 December	–	33.33
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00

1
At 30 June 2021, the Group’s investment in Cerrejón was classified as ‘Assets held for sale’ and payables owed to Cerrejón was classified as ‘Liabilities directly associated with the assets held for sale’. During FY2022 the Group received dividends of US$238 million from Cerrejón and on 11 January 2022, BHP completed the sale of its 33.33 per cent interest in Cerrejón to Glencore. In accordance with the sale agreement, the final sale proceeds was adjusted for the dividends received to a final number of US$50 million.

Summary of Movements of Investments Accounted for using the Equity Method
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2022 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	1,742	–	1,742
Loss from equity accounted investments, related impairments and expenses 1,2	653	(676)	(23)
Investment in equity accounted investments	52	–	52
Dividends received from equity accounted investments 3	(787)	–	(787)
Divestment and demerger of equity accounted investments	(240)	–	(240)
Other	–	676	676

At the end of the financial year	1,420	–	1,420

1
US$(676) million represents US$(663) million movement in the Samarco dam failure provision including US$(747) million change in estimate and US$84 million exchange translation, US$68 million movement in provisions related to the Samarco Germano dam decommissioning provision including US$56 million change in estimate and US$12 million exchange translation and US$(81)
million fair value change on forward exchange derivatives. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

2	Includes share of operating losses of equity accounted investments from Discontinued operations of US$4 million (2021: US$6 million; 2020: US$4 million). Refer to note 27 ‘Discontinued operations’.

3	Includes dividends received from equity accounted investments from Discontinued operations of US$10 million (2021: US$10 million; 2020: US$12 million).

Summary of Financial Information of Significant Equity Accounted Investments
T
he following table summarises the financial information relating to each of the Group’s significant equity accounted investments. BHP Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Brasil has no funding obligation, is US$350 million (2021: US$350 million).

	Associates		Joint ventures
2022 US$M	Antamina	Individually immaterial 1	Samarco 2		Individually immaterial	Total
Current assets	1,275		499	3
Non-current assets	5,293		5,717
Current liabilities	(847)		(10,830	) 4
Non-current liabilities	(1,851)		(7,873)

Net assets/(liabilities) – 100%	3,870		(12,487)

Net assets/(liabilities) – Group share	1,306		(6,244)
Adjustments to net assets related to accounting policy adjustments	–		268	5
Investment in Samarco	–		516	6
Impairment of the carrying value of the investment in Samarco	–		(1,041	) 7
Additional share of Samarco losses	–		5,326	8
Unrecognised losses	–		1,175	9

Carrying amount of investments accounted for using the equity method	1,306	114	–		–	1,420

Revenue – 100%	5,264		1,670
Profit/(loss) from Continuing operations – 100%	2,133		(528	) 10

Share of profit/(loss) of equity accounted investments	720		(276	) 11
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		290
Fair value change on forward exchange derivatives	–		(81)
Unrecognised losses	–		(609	) 9

Profit/(loss) from equity accounted investments, related impairments and expenses	720	(63)	(676)		–	(19)

Comprehensive income – 100%	2,133		(528)

Share of comprehensive income/(loss) – Group share in equity accounted investments	720	(63)	(676)		–	(19)

Dividends received from equity accounted investments	776	11	–		–	787

	Associates			Joint ventures
2021 US$M Restated	Antamina	Cerrejón	Individually immaterial 1	Samarco 2		Individually immaterial	Total
Current assets	1,499	–		509	3
Non-current assets	4,885	–		4,380
Current liabilities	(1,285)	–		(9,222	) 4
Non-current liabilities	(1,062)	–		(7,627)

Net assets/(liabilities) – 100%	4,037	–		(11,960)

Net assets/(liabilities) – Group share	1,362	–		(5,980)
Adjustments to net assets related to accounting policy adjustments	–	–		280	5
Investment in Samarco	–	–		516	6
Impairment of the carrying value of the investment in Samarco	–	–		(1,041	) 7
Additional share of Samarco losses	–	–		4,442	8
Unrecognised losses	–	–		1,783	9

Carrying amount of investments accounted for using the equity method	1,362	–	380	–		–	1,742

Revenue – 100%	4,822	844		814
Profit/(loss) from Continuing operations – 100%	1,847	(43)		(2,202	) 10

Share of profit/(loss) of equity accounted investments	623	(14)		(1,076	) 11
Impairment of the carrying value of the investment in Cerrejón	–	(466)		–
Impairment of the carrying value of the investment in Samarco	–	–		(111	) 7
Additional share of Samarco losses	–	–		85
Fair value change on forward exchange derivatives	–	–		136
Unrecognised losses	–	–		(24	) 9

Profit/(loss) from equity accounted investments, related impairments and expenses	623	(480)	(68)	(990)		–	(915)

Comprehensive income/(loss) – 100%	1,847	(43)		(2,202)

Share of comprehensive income/(loss) – Group share in equity accounted investments	623	(480)	(68)	(990)		–	(915)

Dividends received from equity accounted investments	714	13	10	–		–	737

	Associates			Joint ventures
2020 US$M Restated	Antamina	Cerrejón	Individually immaterial	Samarco 2		Individually immaterial	Total
Revenue – 100%	2,464	1,091		26
Profit/(loss) from Continuing operations – 100%	629	(182)		(3,617	) 10

Share of profit/(loss) of equity accounted investments	212	(68)		(1,918	) 11
Impairment of the carrying value of the investment in Samarco	–	–		(95	) 7
Additional share of Samarco losses	–	–		93
Unrecognised losses	–	–		1,412	9

Profit/(loss) from equity accounted investments, related impairments and expenses	212	(68)	(144)	(508)		–	(508)

Comprehensive income/(loss) – 100%	629	(182)		(3,617)

Share of comprehensive income/(loss) – Group share in equity accounted investments	212	(68)	(144)	(508)		–	(508)

Dividends received from equity accounted investments	105	9	12	–		–	126

1
The unrecognised share of gain for the period was US$
16 million (2021: unrecognised share of loss for the period was US$40 million), which decreased the cumulative losses to US$
217 million (2021: increase to US$233 million).

2	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure in November 2015 on BHP Brasil’s share of Samarco’s losses.

3	Includes cash and cash equivalents of US$106 million (2021: US$134 million).

4	Includes current financial liabilities (excluding trade and other payables and provisions) of US$6,837 million (2021: US$6,567 million).

5	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

6
Working capital funding provided to Samarco during the period is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.

7
In the year ended 30 June 2016 BHP Brasil adjusted its investment in Samarco to US$

nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment). Additional cumulative impairment losses relating to working capital funding of US$(516) million have also been recognised.

8
BHP Brasil has recognised accumulated additional share of Samarco losses of US$(5,326) million resulting from US$(4,539) million provisions relating to the Samarco dam failure, including US$(787) million recognised as net finance costs.

9	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

10
Includes depreciation and amortisation of US$205 million (2021: US$154 million; 2020: US$84 million), interest income of US$19 million (2021: US$1 million; 2020: US$16 million), interest expense of US$628 million (2021: US$492 million;
2020
: US$588 million) and income tax (expense)/benefit of
US$
(7) million (2021: US$(303) million; 2020: US$(256) million).

11	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.